Dividends - Total coupons on capital securities classified as equity (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) € / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 SGD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 11,547,000,000			$ 11,551,000,000	$ 11,279,000,000
8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,200,000,000	$ 2,200,000,000	$ 2,200,000,000
Other equity instruments interest rate	8.125%	8.125%	8.125%			8.125%	8.125%
8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,800,000,000	$ 3,800,000,000	$ 3,800,000,000
Other equity instruments interest rate	8.00%	8.00%	8.00%			8.00%	8.00%
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%			5.625%	5.625%
$2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%			6.875%	6.875%
$2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
$2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
$3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
$2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%			6.25%	6.25%
$1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%			6.50%	6.50%
EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%			5.25%	5.25%
EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%			4.75%	4.75%
SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount							$ 1,000,000,000
Other equity instruments interest rate	4.70%	4.70%	4.70%			4.70%	4.70%
Other equity interest
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,270,000,000			1,268,000,000	1,090,000,000
Other equity interest | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 2.032
Dividends on other equity instruments	$ 89,000,000			179,000,000	179,000,000
Other equity interest | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 2.000
Dividends on other equity instruments	$ 76,000,000			304,000,000	304,000,000
Other equity interest | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 56.250
Dividends on other equity instruments	$ 84,000,000			84,000,000	84,000,000
Other equity interest | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 138,000,000			138,000,000	69,000,000
Other equity interest | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 143,000,000			143,000,000	143,000,000
Other equity interest | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 156,000,000			156,000,000	156,000,000
Other equity interest | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 180,000,000			90,000,000	0
Other equity interest | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 73,000,000			0	0
Other equity interest | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 59,000,000			0	0
Other equity interest | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares			$ 52.500
Dividends on other equity instruments	95,000,000			89,000,000	88,000,000
Other equity interest | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares			60.000
Dividends on other equity instruments	72,000,000			68,000,000	67,000,000
Other equity interest | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | € / shares			$ 47.500
Dividends on other equity instruments	70,000,000			0	0
Other equity interest | SGD 1000m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (in dollars per share) | $ / shares		$ 47.000
Dividends on other equity instruments	35,000,000			$ 17,000,000	$ 0
Capital Securities Classified As Equity
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	$ 25	$ 25	$ 25
Capital Securities Classified As Equity | 8.125% Perpetual Subordinated Capital Securities
Disclosure Of Other Equity [Line Items]
Other equity instruments interest rate	8.125%	8.125%	8.125%			8.125%	8.125%
Capital Securities Classified As Equity | 8.000% Perpetual Subordinated Capital Securities, Series 2
Disclosure Of Other Equity [Line Items]
Other equity instruments interest rate	8.00%	8.00%	8.00%			8.00%	8.00%
Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	$ 1,000	$ 1,000	$ 1,000
Contingent Convertible Securities | $1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000
Other equity instruments interest rate	5.625%	5.625%	5.625%			5.625%	5.625%
Contingent Convertible Securities | $2,000m 6.875% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000,000,000	$ 2,000,000,000	$ 2,000,000,000
Other equity instruments interest rate	6.875%	6.875%	6.875%			6.875%	6.875%
Contingent Convertible Securities | $2,250m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250,000,000	$ 2,250,000,000	$ 2,250,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
Contingent Convertible Securities | $2,450m 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450,000,000	$ 2,450,000,000	$ 2,450,000,000
Other equity instruments interest rate	6.375%	6.375%	6.375%			6.375%	6.375%
Contingent Convertible Securities | $3,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
Contingent Convertible Securities | $2,350m 6.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350,000,000	$ 2,350,000,000	$ 2,350,000,000
Other equity instruments interest rate	6.25%	6.25%	6.25%			6.25%	6.25%
Contingent Convertible Securities | $1,800m 6.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800,000,000	$ 1,800,000,000	$ 1,800,000,000
Other equity instruments interest rate	6.50%	6.50%	6.50%			6.50%	6.50%
Contingent Convertible Securities | EUR 1,500m 5.250% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,500,000,000
Other equity instruments interest rate	5.25%	5.25%	5.25%			5.25%	5.25%
Contingent Convertible Securities | EUR 1,000m 6.000% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,000,000,000
Other equity instruments interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
Contingent Convertible Securities | EUR 1,250m 4.750% Perpetual Subordinated Contingent Convertible Securities
Disclosure Of Other Equity [Line Items]
Notional amount | €						€ 1,250,000,000
Other equity instruments interest rate	4.75%	4.75%	4.75%			4.75%	4.75%